Related-Party and Party In Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 224
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party In Interest Transactions	Related-Party and Party in Interest Transactions
The Plan's investments are shares of mutual funds managed by the Delaware Charter Guarantee & Trust Company, d/b/a Principal Trust Company, whose fees are paid by the Plan. These transactions qualify as party in interest transactions. Fees paid by the Plan for the investment management services amounted to $160 thousand during the year ended December 31, 2025 and are included in Administrative expenses on the Statement of Changes in Net Assets Available for Benefits.

Transactions in the common stock held by the Master Trust also qualify as party in interest transactions. For the year ended December 31, 2025, the Plan purchased $133 thousand and sold $238 thousand of Legacy Enviri's common stock on behalf of participants.

Additionally, notes receivable from participants qualify as party in interest transactions. For the year ended December 31, 2025, the Plan received $170 thousand in interest income on notes receivable from participants.